Consolidated Statements of Cash Flows (Parenthetical) £ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Tax benefits associated with the enactment of the TCJA	$ 323,000,000	$ 10,660,000,000
Tax benefits associated with the enactment of the TCJA	325,000,000
Gain on completion of Consumer Healthcare JV transaction, net of cash conveyed	8,233,000,000	0
Deconsolidation gain	2,700,000,000
Loss on early retirement of debt	138,000,000	999,000,000
U.K. Pound Denominated Debt [Member]
Loss on exchange of debt		747,000,000
Senior Notes [Member] | Senior Unsecured U.K. Pound Debt, 6.50%, Due 2038 [Member]
Amount of debt exchanged		$ 1,100,000,000
Interest rate, percentage		6.50%
Senior Notes [Member] | Senior Unsecured U.K. Pound Debt, 2.735%, Due 2043 [Member]
Interest rate, percentage		2.735%
Debt instrument, face amount		$ 1,800,000,000
GSK Consumer Healthcare [Member]
Gain on completion of Consumer Healthcare JV transaction, net of cash conveyed	$ 8,200,000,000
Equity method investment, ownership percentage	32.00%
Equity method investments	$ 15,700,000,000
Deconsolidation net assets contributed	7,600,000,000
Deconsolidation, cash conveyed	$ 146,000,000